Intangible Assets - Summary of Key Assumptions Used in Performing the Impairment Tests (Detail) - Individual assets or cash-generating units [member]	12 Months Ended
Dec. 31, 2017
Gastroenterology Anesthesia Associates LLC [member]
Disclosure of information for cash-generating units [line items]
Valuation method	Value in use
Discount rate	18.00%
growth rate	1.40%
Community Anesthesia, PLLC ("Community") [member]
Disclosure of information for cash-generating units [line items]
Valuation method	Value in use
Discount rate	20.50%
growth rate	1.30%